CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Revenues - Note 14	$ 19,036,000		$ 11,146,000		$ 47,044,000		$ 13,709,000
Cost of sales:
Production costs	17,817,000		8,957,000		41,688,000		11,041,000
Depreciation and amortization	1,041,000		1,334,000		2,894,000		1,011,000
Mine site period costs - Note 4	10,544,000		6,634,000		47,115,000		2,174,000
Write-down of production inventories - Note 4	0		6,965,000		17,924,000		16,443,000
Total cost of sales	29,402,000		23,890,000		109,621,000		30,669,000
Operating expenses:
General and administrative	3,794,000		2,006,000		21,084,000		6,072,000
Projects and development	493,000		0		0		7,708,000
Accretion - Note 12	102,000		93,000		374,000		422,000
Loss from operations	(14,755,000)		(14,843,000)		(89,366,000)		(33,941,000)
Other income (expense):
Interest expense, net of capitalized interest - Note 9	(4,449,000)		(19,887,000)		(43,458,000)		(64,846,000)
Fair value adjustment to warrants - Note 19	9,493,000		0		(3,767,000)		0
Interest income	23,000		112,000		199,000		797,000
Loss before income taxes	(9,688,000)		(34,618,000)		(136,392,000)		(98,895,000)
Income taxes - Note 16	0		0		0		0
Net loss	$ (9,688,000)		$ (34,618,000)		$ (136,392,000)		$ (98,895,000)
Loss per share:
Basic (in dollars per share)	$ (0.16)		$ (107.07)		$ (3.92)		$ (327.95)
Diluted (in dollars per share)	$ (0.16)		$ (107.07)		$ (3.92)		$ (327.95)
Weighted average shares outstanding:
Basic (in shares)	59,901,306	[1]	323,328	[1]	34,833,211	[2]	301,559	[2]
Diluted (in shares)	59,901,306	[1]	323,328	[1]	34,833,211	[2]	301,559	[2]

[1]	Retroactively restated March 31, 2020 for the reverse recapitalization. Refer to Note 3 - Recapitalization Transaction and Note 17 - Loss Per Share for further information.
[2]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 17 - Loss Per Share for further information.